PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	$ 132,610	$ 100,325
Less accumulated depreciation	(62,456)	(79,023)
Net Assets	70,154	21,302
Office Equipment and Fixtures
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	71,258	50,224
Software
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	17,242	17,465
Auto
Property, Plant and Equipment [Line Items]Property, Plant and Equipment
Total Assets	$ 44,110	$ 32,636